Skadden, Arps, Slate, Meagher & Flom llp
155 NORTH WACKER DRIVE
CHICAGO, ILLINOIS  60606-1720
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TEL: (312) 407-0700
FAX: (312) 407-0411
www.skadden.com

October 23, 2009

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Guggenheim Credit Opportunities Fund N-2 Filing

Ladies and Gentlemen:

On behalf of Guggenheim Credit Opportunities Fund, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $55.80 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,
/s/ Thomas A. Hale
Thomas A. Hale

Enclosure